Long-Term Investments (Details)	1 Months Ended						6 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Jul. 31, 2023 USD ($)	May 31, 2023 USD ($)	Feb. 28, 2022 USD ($)	Sep. 30, 2015 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2020	Jan. 31, 2018
Long-Term Investments [Line Items]
Investment agreement to acquire						20.00%
Investment agreement (in Yuan Renminbi) | ¥						¥ 5,000,000
Registered capital (in Yuan Renminbi) | ¥						¥ 125,000
Percentage in diluted									16.56%	17.60%
Diluted percentage							4.50%
Share of loss amount (in Dollars)							$ (17,221)	$ (37,326)
Zhizhen Guorui [Member]
Long-Term Investments [Line Items]
Equity method investments interests	11.00%	11.00%
Zhizhen Guorui (Shanghai) Information Technology Development Co., Ltd. [Member]
Long-Term Investments [Line Items]
Total consideration	$ 753,497	¥ 5,500,000			$ 2,900,000
Equity method investments interests							11.00%
Gain on disposal (in Dollars)	$ 44,297
Jiaxing Yuanbeibei Technology Co Ltd [Member]
Long-Term Investments [Line Items]
Percentage of shares subscribed				1.82%
Shanghai Bangtu Information Technology Co Ltd [Member]
Long-Term Investments [Line Items]
Percentage of shares subscribed			5.00%
Shanghai Bangtu [Member]
Long-Term Investments [Line Items]
Percentage of equity interest			2.00%
Jiaxing Yuanbeibei Technology Co Ltd [Member]
Long-Term Investments [Line Items]
Consideration amount (in Dollars)				$ 704,235
Shanghai Bangtu Information Technology Co Ltd [Member]
Long-Term Investments [Line Items]
Consideration amount (in Dollars)			$ 211,271